UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06718
BNY Mellon Investment Funds VII, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
7/31
Date of reporting period:
1/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Short Term Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Class A – BYSAX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$33	0.65%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$86	308	23.51%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Sector Allocation (Based on Net Assets)

Asset Backed Securities
24.6%
Financial
14.5%
Energy
11.4%
Consumer, Cyclical
9.6%
Government
6.7%
Mortgage Securities
6.5%
Industrial
5.9%
Collateralized Loan Obligations
5.6%
Utilities
4.0%
Communications
3.4%
Consumer, Non-cyclical
2.8%
Basic Materials
2.7%
Investment Companies
2.3%
Net Other Assets and Liabilities*
0.0%

* Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
54.8%
Asset-Backed Securities
24.7%
U.S. Treasury Securities
5.7%
Collateralized Loan Obligations
5.6%
Commercial Mortgage-Backed
5.3%
Investment Companies
2.3%
U.S. Government Agencies Collateralized Mortgage Obligations
1.1%
Foreign Governmental
1.0%
U.S. Government Agencies Mortgage-Backed
0.1%
Futures*
-0.0%
Net Other Assets and Liabilites
-0.6%

* Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6330SA0125

BNY Mellon Short Term Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Class D – DSTIX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$31	0.60%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$86	308	23.51%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0083SA0125

BNY Mellon Short Term Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Class I – BYSIX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$20	0.40%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$86	308	23.51%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4136SA0125

BNY Mellon Short Term Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
January 31, 2025
Class Y – BYSYX
This semi-annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$20	0.40%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 1/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$86	308	23.51%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 1/31/25 )
Sector Allocation (Based on Net Assets)
* Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .01%.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0581SA0125

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Short Term Income Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
January 31, 2025

Class	Ticker
A	BYSAX
D	DSTIX
I	BYSIX
Y	BYSYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Short Term Income Fund
Statement of Investments
January 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 92.6%
Advertising — .8%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b)	5.13	8/15/2027	265,000	258,328
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(b)	5.00	8/15/2027	400,000	393,720
				652,048
Aerospace & Defense — 2.8%
Bombardier, Inc., Sr. Unscd. Notes(b)	6.00	2/15/2028	225,000	224,728
Rolls-Royce PLC, Gtd. Notes(b)	5.75	10/15/2027	470,000	477,287
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	786,000	765,889
The Boeing Company, Sr. Unscd. Notes(c)	6.30	5/1/2029	576,000	599,475
TransDigm, Inc., Sr. Scd. Notes(b)	6.75	8/15/2028	352,000	358,677
				2,426,056
Airlines — 1.0%
Air Canada, Sr. Scd. Notes(b)	3.88	8/15/2026	528,000	515,081
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.63	2/14/2030	400,000	392,000
				907,081
Asset-Backed Certificates — 11.2%
Affirm Asset Securitization Trust, Ser. 2024-A, Cl. A(b)	5.61	2/15/2029	330,000	332,569
AMSR Trust, Ser. 2023-SFR2, Cl. A(b)	3.95	6/17/2040	555,000	535,877
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	36,211	36,356
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	69,889	70,671
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	100,000	100,228
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1(b)	1.69	7/15/2060	346,289	339,761
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1(b)	1.53	3/15/2061	259,173	246,664
CLI Funding VI LLC, Ser. 2020-1A, Cl. A(b)	2.08	9/18/2045	103,721	95,407
CLI Funding VI LLC, Ser. 2020-3A, Cl. A(b)	2.07	10/18/2045	172,792	159,328
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)	5.45	4/20/2048	91,819	89,656
DataBank Issuer, Ser. 2021-1A, Cl. A2(b)	2.06	2/27/2051	300,000	290,028
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	350,000	332,879
DataBank Issuer, Ser. 2023-1A, Cl. A2(b)	5.12	2/25/2053	270,000	266,632
Dell Equipment Finance Trust, Ser. 2023-1, Cl. A3(b)	5.65	9/22/2028	232,138	233,065
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	277,162	253,675
Flexential Issuer, Ser. 2021-1A, Cl. A2(b)	3.25	11/27/2051	305,000	290,584
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	96,478	96,994
GreenSky Home Improvement Trust, Ser. 2024-1, Cl. A4(b)	5.67	6/25/2059	234,852	238,419
Hilton Grand Vacations Trust, Ser. 2022-2A, Cl. A(b)	4.30	1/25/2037	46,252	45,657
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2(b)	6.23	4/20/2054	25,000	25,536
MVW LLC, Ser. 2020-1A, Cl. A(b)	1.74	10/20/2037	42,843	41,207
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)	1.91	10/20/2061	1,125,000	1,041,414
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A(b)	1.75	9/14/2035	350,000	337,227
Purewest Funding LLC, Ser. 2021-1, Cl. A1(b)	4.09	12/22/2036	136,299	134,063
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	100,000	102,152
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)	5.11	12/15/2033	100,000	100,641
SCF Equipment Trust LLC, Ser. 2025-1A, Cl. A3(b)	5.11	11/21/2033	100,000	100,482
Textainer Marine Containers VII Ltd., Ser. 2020-2A, Cl. A(b)	2.10	9/20/2045	336,058	312,354

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 92.6% (continued)
Asset-Backed Certificates — 11.2% (continued)
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A(b)		1.68	2/20/2046	240,333	218,293
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A(b)		3.53	5/17/2037	519,321	517,327
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. C(b)		4.04	5/17/2037	350,000	348,424
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A(b)		2.75	3/17/2038	320,003	313,715
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1(b)		1.83	11/19/2050	103,700	98,822
Triumph Rail Holdings LLC, Ser. 2021-2, Cl. A(b)		2.15	6/19/2051	268,160	251,171
TRP LLC, Ser. 2021-1, Cl. A(b)		2.07	6/19/2051	267,082	249,511
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)		2.17	10/15/2046	250,000	237,573
Vantage Data Centers LLC, Ser. 2020-2A, Cl. A2(b)		1.99	9/15/2045	414,000	381,606
Verizon Master Trust, Ser. 2024-1, Cl. C		5.49	12/20/2028	386,000	388,031
Verizon Master Trust, Ser. 2025-1, Cl. C		5.09	1/21/2031	146,000	146,907
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A3(b)		4.29	10/16/2028	147,000	146,198
Wingspire Equipment Finance LLC, Ser. 2024-1A, Cl. A2(b)		4.99	9/20/2032	160,000	160,275
					9,707,379
Asset-Backed Certificates/Auto Receivables — 12.6%
Ally Auto Receivables Trust, Ser. 2024-1, Cl. A3		5.08	12/15/2028	172,000	173,247
AmeriCredit Automobile Receivables Trust, Ser. 2022-2, Cl. B		4.81	4/18/2028	214,000	214,310
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. A2		6.19	4/19/2027	112,207	112,709
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A(b)		2.33	8/20/2026	240,000	238,084
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A(b)		5.44	2/22/2028	385,000	389,629
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)		5.83	12/15/2028	59,000	59,673
BMW Vehicle Lease Trust, Ser. 2023-1, Cl. A3		5.16	11/25/2025	7,600	7,603
Capital One Prime Auto Receivables Trust, Ser. 2022-2, Cl. A3		3.66	5/17/2027	191,640	190,642
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C		1.25	5/17/2027	500,000	488,052
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000	413,963
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C		1.30	1/10/2028	139,748	135,657
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	63,248	60,999
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B		1.19	1/11/2027	230,000	224,275
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B		1.98	2/10/2028	125,000	118,291
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. C		5.54	11/10/2028	238,000	239,479
Carvana Auto Receivables Trust, Ser. 2023-P4, Cl. A2(b)		6.23	1/11/2027	58,855	58,943
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)		6.16	10/15/2035	65,397	66,359
Citizens Auto Receivables Trust, Ser. 2023-2, Cl. A2A(b)		6.09	10/15/2026	38,474	38,559
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3(b)		5.11	4/17/2028	101,000	101,616
Enterprise Fleet Financing LLC, Ser. 2022-3, Cl. A2(b)		4.38	7/20/2029	34,403	34,360
Exeter Automobile Receivables Trust, Ser. 2023-4A, Cl. B		6.31	10/15/2027	234,750	235,761
Exeter Automobile Receivables Trust, Ser. 2024-3A, Cl. C		5.70	7/16/2029	81,000	82,152
Exeter Automobile Receivables Trust, Ser. 2024-5A, Cl. A3		4.45	3/15/2028	51,000	50,953
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C		5.09	5/15/2031	436,000	437,769
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	626,000	444,689
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B(b)		1.49	4/15/2033	375,000	366,385
Ford Credit Auto Owner Trust, Ser. 2021-1, Cl. C(b)		1.91	10/17/2033	202,000	194,377
Ford Credit Auto Owner Trust, Ser. 2022-C, Cl. C		5.22	3/15/2030	325,000	327,110
GM Financial Consumer Automobile Receivables Trust, Ser. 2022-1, Cl. C		1.94	4/17/2028	170,000	165,135
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4		5.52	10/16/2028	333,000	337,524
M&T Bank Auto Receivables Trust, Ser. 2024-1A, Cl. A3(b)		5.22	2/17/2032	287,000	289,767

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 92.6% (continued)
Asset-Backed Certificates/Auto Receivables — 12.6% (continued)
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037	150,000	152,617
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030	100,000	100,205
Octane Receivables Trust, Ser. 2023-1A, Cl. B(b)	5.96	7/20/2029	300,000	302,754
Octane Receivables Trust, Ser. 2023-3A, Cl. A2(b)	6.44	3/20/2029	154,385	155,992
OneMain Direct Auto Receivables Trust, Ser. 2019-1A, Cl. B(b)	3.95	11/14/2028	400,000	395,668
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4(b)	1.27	9/11/2028	409,458	401,432
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028	143,000	143,974
PenFed Auto Receivables Owner Trust, Ser. 2022-A, Cl. C(b)	4.83	12/15/2028	1,000,000	999,450
Santander Drive Auto Receivables Trust, Ser. 2022-5, Cl. C	4.74	10/16/2028	306,000	305,970
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.23	12/15/2028	67,000	67,478
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031	165,000	165,724
Securitized Term Auto Receivables Trust, Ser. 2025-A, Cl. C(b)	5.19	7/25/2031	220,000	220,435
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A2A(b)	5.89	3/22/2027	20,867	20,906
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A3(b)	5.47	10/20/2028	205,000	206,832
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3(b)	4.95	5/21/2029	78,000	78,348
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3(b)	5.38	6/20/2028	87,000	87,822
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	451,508	453,898
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	125,622	127,504
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	93,949	94,099
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	130,000	129,792
				10,908,972
Asset-Backed Certificates/Credit Cards — .2%
Evergreen Credit Card Trust, Ser. 2025-CRT5, Cl. B(b)	5.24	5/15/2029	100,000	100,301
Synchrony Card Funding LLC, Ser. 2023-A1, Cl. A	5.54	7/15/2029	47,000	47,671
				147,972
Asset-Backed Certificates/Home Equity Loans — .6%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR + 1.60%)(b),(d)	5.95	8/25/2054	303,787	304,410
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A1B(b)	6.29	4/25/2044	250,619	252,895
				557,305
Automobiles & Components — 2.1%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)	6.25	5/15/2026	134,000	134,058
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)	6.75	2/15/2030	55,000	55,913
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	500,000	495,309
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	275,000	277,571
General Motors Financial Co., Inc., Gtd. Notes	3.85	1/5/2028	400,000	388,166
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	5/31/2026	435,000	431,632
				1,782,649
Banks — 6.4%
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	450,000	443,391
BNP Paribas SA, Sub. Notes	4.63	3/13/2027	325,000	322,145
Citigroup, Inc., Jr. Sub. Notes, Ser. W(e)	4.00	12/10/2025	363,000	358,698
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	213,000	216,755
Credit Agricole SA, Sub. Notes	4.38	3/17/2025	600,000	599,493
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	276,000	276,634
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH(e)	4.60	2/1/2025	500,000	500,000

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 92.6% (continued)
Banks — 6.4% (continued)
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	462,000	464,778
Morgan Stanley, Sub. Notes	3.95	4/23/2027	310,000	304,777
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	339,000	350,484
State Street Corp., Jr. Sub. Notes, Ser. I(c),(e)	6.70	3/15/2029	236,000	241,215
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T(c),(d),(e)	3.80	5/10/2026	350,000	340,249
Truist Bank, Sub. Notes	4.63	9/17/2029	450,000	439,518
UBS Group AG, Sr. Unscd. Notes(b)	6.37	7/15/2026	350,000	352,415
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB(e)	3.90	3/15/2026	300,000	294,940
				5,505,492
Building Materials — .3%
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	6.00	11/1/2028	300,000	297,676
Chemicals — 1.8%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(b)	4.75	6/15/2027	350,000	343,606
Braskem Netherlands Finance BV, Gtd. Notes(b)	4.50	1/10/2028	500,000	466,484
Celanese US Holdings LLC, Gtd. Notes	6.42	7/15/2027	200,000	203,827
EQUATE Petrochemical Co. KSC, Gtd. Notes	5.00	5/18/2025	300,000	299,825
SNF Group SACA, Sr. Unscd. Notes(b)	3.13	3/15/2027	250,000	238,545
				1,552,287
Collateralized Loan Obligations Debt — 5.6%
Antares Ltd. CLO, Ser. 2020-1A, Cl. A1R, (3 Month TSFR + 1.72%)(b),(d)	6.01	10/23/2033	350,000	350,507
Apidos CLO XXV, Ser. 2016-25A, Cl. XR3, (3 Month TSFR + 0.95%)(b),(d)	5.28	1/20/2037	250,000	250,130
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, (1 Month TSFR + 1.46%)(b),(d)	5.77	11/15/2036	275,515	276,139
Bain Capital Credit Ltd. CLO, Ser. 2020-3A, Cl. A1RR, (3 Month TSFR + 1.21%)(b),(d)	5.50	10/23/2034	350,000	350,452
Ballyrock Ltd. CLO, Ser. 2020-2A, Cl. A1R, (3 Month TSFR + 1.27%)(b),(d)	5.56	10/20/2031	212,798	213,360
Dryden 108 Ltd. CLO, Ser. 2022-108A, Cl. X, (3 Month TSFR + 1.15%)(b),(d)	5.44	7/18/2037	236,842	237,321
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, (3 Month TSFR + 1.23%)(b),(d)	5.53	4/15/2031	119,077	119,335
Goldentree Loan Management US 14 Ltd. CLO, Ser. 2022-14A, Cl. XR, (3 Month TSFR + 0.90%)(b),(d)	5.19	7/20/2037	218,750	218,822
Madison Park Funding XXVII Ltd. CLO, Ser. 2018-27A, Cl. A1A, (3 Month TSFR + 1.29%)(b),(d)	5.58	4/20/2030	72,315	72,399
Magnetite XIX Ltd., Ser. 2017-19A, Cl. ARR, (3 Month SOFR + 1.05%)(b),(d)	5.35	4/17/2034	325,000	325,000
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR + 1.56%)(b),(d)	5.86	10/16/2036	500,000	497,197
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. AS, (1 Month TSFR + 1.75%)(b),(d)	6.05	2/19/2037	375,000	369,742
Neuberger Berman Loan Advisers 40 Ltd. CLO, Ser. 2021-40A, Cl. B, (3 Month TSFR + 1.66%)(b),(d)	5.97	4/16/2033	400,000	401,333
RIN IV Ltd. CLO, Ser. 2021-1A, Cl. A, (3 Month TSFR + 1.56%)(b),(d)	5.85	4/20/2033	250,000	250,302
Symphony XV Ltd. CLO, Ser. 2014-15A, Cl. BR3, (3 Month TSFR + 1.81%)(b),(d)	6.11	1/17/2032	550,000	551,531
Thompson Park CLO Ltd., Ser. 2021-1A, Cl. A1, (3 Month TSFR + 1.26%)(b),(d)	5.56	4/15/2034	350,000	351,170
				4,834,740

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 92.6% (continued)
Commercial & Professional Services — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b),(c)	5.75	7/15/2027	300,000	296,676
Herc Holdings, Inc., Gtd. Notes(b)	6.63	6/15/2029	415,000	424,493
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	192,000	196,898
				918,067
Commercial Mortgage Pass-Through Certificates — 5.3%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	44,780	43,510
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	428,000	434,323
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	109,274	110,464
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, (1 Month TSFR + 1.66%)(b),(d)	5.97	8/15/2038	473,853	399,576
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR + 1.01%)(b),(d)	5.32	8/15/2036	450,000	431,531
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	135,507	130,561
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	106,219	108,130
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	42,395	42,705
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	42,395	42,631
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	139,790	141,434
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	5.95	1/13/2040	100,000	101,366
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3(b)	7.16	2/25/2068	341,542	344,229
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	231,616	230,577
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A1B(b)	6.02	6/25/2054	315,067	315,847
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A(b)	2.97	12/15/2038	172,355	162,548
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	444,090	384,302
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	117,066	116,635
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.66	2/10/2035	100,000	102,127
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	235,000	237,126
OBX Trust, Ser. 2023-NQM2, Cl. A1(b)	6.32	1/25/2062	319,347	320,946
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	98,015	98,003
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	83,389	79,419
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069	99,185	99,022
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A2	2.50	6/15/2053	14,187	13,299
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, (1 Month TSFR + 1.26%)(b),(d)	5.57	2/15/2040	114,529	115,049
				4,605,360
Consumer Discretionary — 5.2%
Caesars Entertainment, Inc., Gtd. Notes(b),(c)	8.13	7/1/2027	90,000	91,009
Carnival Corp., Gtd. Notes(b)	5.75	3/1/2027	250,000	250,679
International Game Technology PLC, Sr. Scd. Notes(b)	4.13	4/15/2026	430,000	425,818
International Game Technology PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	440,000	433,244
KB Home, Gtd. Notes	6.88	6/15/2027	450,000	463,602
Las Vegas Sands Corp., Sr. Unscd. Notes	5.90	6/1/2027	486,000	492,722
Light & Wonder International, Inc., Gtd. Notes(b),(c)	7.25	11/15/2029	300,000	309,668
MGM China Holdings Ltd., Sr. Unscd. Notes(b)	4.75	2/1/2027	500,000	490,848
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)	5.50	8/31/2026	645,000	646,196
Taylor Morrison Communities, Inc., Gtd. Notes(b)	5.88	6/15/2027	300,000	302,814
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	600,000	579,423
				4,486,023

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 92.6% (continued)
Diversified Financials — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes		5.10	1/19/2029	450,000	450,784
Aircastle Ltd. / Aircastle Ireland DAC, Sr. Unscd. Notes(b)		5.25	3/15/2030	430,000	427,609
					878,393
Energy — 11.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(b)		5.75	3/1/2027	400,000	400,196
Azule Energy Finance PLC, Gtd. Notes(b)		8.13	1/23/2030	200,000	203,000
CITGO Petroleum Corp., Sr. Scd. Notes(b)		7.00	6/15/2025	716,000	716,952
CITGO Petroleum Corp., Sr. Scd. Notes(b)		8.38	1/15/2029	14,000	14,479
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)		6.06	8/15/2026	500,000	507,230
CVR Energy, Inc., Gtd. Bonds(b),(c)		5.75	2/15/2028	500,000	471,188
Enbridge, Inc., Gtd. Notes		6.00	11/15/2028	400,000	414,068
Energy Transfer LP, Gtd. Notes(b)		5.63	5/1/2027	675,000	675,729
Energy Transfer LP, Sr. Unscd. Notes		5.25	7/1/2029	285,000	286,598
Energy Transfer LP, Sr. Unscd. Notes		5.55	2/15/2028	453,000	461,225
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes		8.00	1/15/2027	173,000	176,211
Global Partners LP/GLP Finance Corp., Gtd. Notes		6.88	1/15/2029	254,000	257,790
Global Partners LP/GLP Finance Corp., Gtd. Notes		7.00	8/1/2027	500,000	502,683
Hess Midstream Operations LP, Gtd. Notes(b)		5.63	2/15/2026	300,000	300,290
Hess Midstream Operations LP, Gtd. Notes(b)		6.50	6/1/2029	66,000	67,384
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)		8.88	7/15/2028	263,000	277,605
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b),(c)		8.13	10/15/2029	400,000	409,723
Leviathan Bond Ltd., Sr. Scd. Notes(b)		6.13	6/30/2025	300,000	299,935
Occidental Petroleum Corp., Sr. Unscd. Notes		6.38	9/1/2028	300,000	310,856
ONEOK, Inc., Gtd. Notes		4.25	9/24/2027	491,000	484,444
ONEOK, Inc., Gtd. Notes		5.65	11/1/2028	422,000	431,328
Parkland Corp., Gtd. Notes(b)		5.88	7/15/2027	250,000	249,503
Petroleos Mexicanos, Gtd. Notes		6.50	3/13/2027	220,000	212,378
SM Energy Co., Sr. Unscd. Notes(b)		6.75	8/1/2029	341,000	341,422
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)		4.91	9/1/2027	176,000	175,397
Targa Resources Corp., Gtd. Notes		6.15	3/1/2029	485,000	504,257
The Williams Companies., Inc., Sr. Unscd. Notes		3.75	6/15/2027	275,000	268,906
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.13	6/1/2028	410,000	428,726
					9,849,503
Food Products — .5%
US Foods, Inc., Gtd. Notes(b)		6.88	9/15/2028	419,000	430,795
Foreign Governmental — 1.0%
Brazil Notas do Tesouro Nacional, Ser. F, Notes	BRL	10.00	1/1/2029	1,000	149
Hungary, Sr. Unscd. Notes(b)		6.13	5/22/2028	200,000	204,287
Romania, Sr. Unscd. Notes(b)		5.25	11/25/2027	350,000	344,287
Romania, Sr. Unscd. Notes(b)		6.63	2/17/2028	300,000	305,163
					853,886
Health Care — 1.2%
Avantor Funding, Inc., Gtd. Notes(b)		4.63	7/15/2028	310,000	299,986

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 92.6% (continued)
Health Care — 1.2% (continued)
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	213,000	211,939
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	7.88	9/15/2029	450,000	487,174
				999,099
Industrial — 1.8%
AGCO Corp., Gtd. Notes	5.45	3/21/2027	272,000	275,061
Benteler International AG, Sr. Scd. Notes(b),(c)	10.50	5/15/2028	500,000	532,028
Chart Industries, Inc., Sr. Scd. Notes(b)	7.50	1/1/2030	300,000	313,795
TK Elevator US Newco, Inc., Sr. Scd. Notes(b)	5.25	7/15/2027	400,000	395,796
				1,516,680
Insurance — 1.0%
Allianz SE, Jr. Sub. Bonds(b),(e)	3.20	10/30/2027	400,000	355,345
Corebridge Global Funding, Scd. Notes(b)	5.35	6/24/2026	483,000	487,546
				842,891
Materials — 1.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(b)	6.00	6/15/2027	500,000	497,763
Ball Corp., Gtd. Notes	6.88	3/15/2028	450,000	462,198
Canpack SA/Canpack US LLC, Gtd. Notes(b)	3.88	11/15/2029	250,000	226,070
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes	4.75	2/1/2026	190,000	189,637
				1,375,668
Media — 1.5%
Paramount Global, Jr. Sub. Notes	6.38	3/30/2062	550,000	536,622
Sirius XM Radio, Inc., Gtd. Notes(b)	5.00	8/1/2027	500,000	491,368
Univision Communications, Inc., Sr. Scd. Notes(b)	8.00	8/15/2028	258,000	264,022
				1,292,012
Metals & Mining — .9%
Cleveland-Cliffs, Inc., Gtd. Notes(c)	5.88	6/1/2027	500,000	500,993
WE Soda Investments Holding PLC, Sr. Scd. Bonds(b)	9.50	10/6/2028	250,000	258,030
				759,023
Real Estate — 6.1%
Agree LP, Gtd. Notes	2.00	6/15/2028	500,000	455,838
Brixmor Operating Partnership LP, Sr. Unscd. Notes	3.85	2/1/2025	95,000	95,000
COPT Defense Properties LP, Gtd. Notes(c)	2.25	3/15/2026	369,000	358,418
EPR Properties, Gtd. Notes	4.75	12/15/2026	430,000	426,393
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	380,000	388,120
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.38	4/15/2026	710,000	711,606
Iron Mountain, Inc., Gtd. Notes(b)	4.88	9/15/2029	225,000	215,836
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026	67,000	66,204
Omega Healthcare Investors, Inc., Gtd. Notes	5.25	1/15/2026	170,000	170,385
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes(b)	7.00	2/1/2030	222,000	227,400
Sabra Health Care LP, Gtd. Notes	5.13	8/15/2026	425,000	425,508
SBA Tower Trust, Asset Backed Notes(b)	1.84	4/15/2027	500,000	464,542
SBA Tower Trust, Asset Backed Notes(b)	1.88	1/15/2026	275,000	267,120
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029	110,000	106,368
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029	430,000	419,856

Statement of Investments (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 92.6% (continued)
Real Estate — 6.1% (continued)
Vornado Realty LP, Sr. Unscd. Notes		2.15	6/1/2026	180,000	172,170
WPC Eurobond BV, Gtd. Notes	EUR	1.35	4/15/2028	300,000	294,888
					5,265,652
Retailing — 1.3%
Asbury Automotive Group, Inc., Gtd. Notes(b),(c)		4.63	11/15/2029	535,000	508,911
Autozone, Inc., Sr. Unscd. Notes		3.63	4/15/2025	300,000	299,375
CK Hutchison Europe Finance 18 Ltd., Gtd. Bonds	EUR	1.25	4/13/2025	300,000	310,234
					1,118,520
Telecommunication Services — 1.1%
Millicom International Cellular SA, Sr. Unscd. Notes(b)		5.13	1/15/2028	495,000	481,083
Sunrise HoldCo IV BV, Sr. Scd. Notes(b)		5.50	1/15/2028	500,000	494,470
					975,553
U.S. Government Agencies Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091, Cl. KC(f)		3.00	8/15/2040	23,473	23,118
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA(f)		1.00	7/15/2039	297,712	272,974
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU(f)		2.50	5/25/2060	76,217	69,335
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1(f)		3.50	11/25/2028	47,409	45,649
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP(f)		3.00	3/25/2033	24,026	23,568
Government National Mortgage Association, Ser. 2022-173, Cl. PQ		5.00	6/20/2051	527,542	522,929
					957,573
U.S. Government Agencies Mortgage-Backed — 0.1%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/29(f)				49,226	47,720
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031				1,208	1,261
7.50%, 11/20/2029-12/20/2030				1,105	1,139
					50,120
Utilities — 4.0%
AEP Texas, Inc., Sr. Unscd. Notes		5.45	5/15/2029	491,000	499,040
DTE Energy Co., Sr. Unscd. Notes		4.95	7/1/2027	132,000	132,552
Electricite de France SA, Sr. Unscd. Notes(b)		5.70	5/23/2028	457,000	466,277
Enel Finance International NV, Gtd. Notes(b)		5.13	6/26/2029	200,000	200,217
FirstEnergy Corp., Sr. Unscd. Notes, Ser. B		3.90	7/15/2027	400,000	390,843
NextEra Energy Capital Holdings, Inc., Gtd. Notes		6.05	3/1/2025	62,000	62,061
NiSource, Inc., Sr. Unscd. Notes		5.25	3/30/2028	230,000	232,580
System Energy Resources, Inc., First Mortgage Bonds		6.00	4/15/2028	500,000	515,626
The AES Corp., Sr. Unscd. Notes(c)		5.45	6/1/2028	500,000	504,097
Vistra Operations Co. LLC, Gtd. Notes(b)		5.00	7/31/2027	500,000	493,330
					3,496,623
Total Bonds and Notes (cost $80,142,062)					79,951,098

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Short-Term Investments — 5.7%
U.S. Government Securities — 5.7%
U.S. Treasury Bills(g)	4.27	7/10/2025	4,000,000	3,927,780
U.S. Treasury Bills(g)	4.32	2/18/2025	1,000,000	998,233
Total Short-Term Investments (cost $4,924,878)				4,926,013

	1-Day Yield (%)	Shares
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $1,009,546)	4.42	1,009,546	1,009,546
Investment of Cash Collateral for Securities Loaned — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $1,015,888)	4.42	1,015,888	1,015,888
Total Investments (cost $87,092,374)		100.6%	86,902,545
Liabilities, Less Cash and Receivables		(.6)%	(540,987)
Net Assets		100.0%	86,361,558

BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities amounted to $48,285,886 or 55.9% of net assets.

(c)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $4,411,080 and the value of the collateral was
$4,570,736, consisting of cash collateral of $1,015,888 and U.S. Government & Agency securities valued at $3,554,848.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Security is a discount security. Income is recognized through the accretion of discount.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Statement of Investments (Unaudited) (continued)
Affiliated Issuers
Description	Value ($) 7/31/2024	Purchases ($)†	Sales ($)	Value ($) 1/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	3,424,728	29,859,660	(32,274,842)	1,009,546	38,845
Investment of Cash Collateral for Securities Loaned - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	4,547,940	21,066,547	(24,598,599)	1,015,888	10,468††
Total - 2.3%	7,972,668	50,926,207	(56,873,441)	2,025,434	49,313

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	72	3/31/2025	14,809,054	14,805,000	(4,054)
U.S. Treasury 5 Year Notes	102	3/31/2025	10,890,332	10,851,844	(38,488)
Futures Short
Canadian 10 Year Bonds	3	3/20/2025	248,521(a)	255,816	(7,295)
Euro-Bobl	2	3/6/2025	247,854(a)	243,644	4,210
Euro-Schatz	4	3/6/2025	445,622(a)	443,240	2,382
U.S. Treasury 10 Year Notes	2	3/20/2025	219,871	217,687	2,184
Gross Unrealized Appreciation					8,776
Gross Unrealized Depreciation					(49,837)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Canadian Dollar	96,000	United States Dollar	66,579	2/10/2025	(498)
United States Dollar	170	Brazilian Real	1,000	3/6/2025	(0)
HSBC Securities (USA) Inc.
Peruvian Nuevo Sol	43,000	United States Dollar	11,430	2/10/2025	116
United States Dollar	37,434	Euro	36,000	2/10/2025	71
United States Dollar	513,275	Canadian Dollar	739,000	2/10/2025	4,590

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities LLC
United States Dollar	656,536	Euro	637,000	2/10/2025	(4,584)
Gross Unrealized Appreciation					4,777
Gross Unrealized Depreciation					(5,082)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Sold Contracts:(b)
Markit CDX North America High Yield Index Series 43, Received 3 Month Fixed Rate of 5.00%	12/20/2029	860,000	75,129	68,722	6,407
Gross Unrealized Appreciation					6,407

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,411,080)—Note 1(c):
Unaffiliated issuers	85,066,940	84,877,111
Affiliated issuers	2,025,434	2,025,434
Cash denominated in foreign currency	58,010	58,410
Cash collateral held by broker—Note 4		534,692
Dividends, interest and securities lending income receivable		752,052
Receivable for shares of Common Stock subscribed		11,040
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		4,777
Tax reclaim receivable—Note 1(b)		3,903
Prepaid expenses		29,178
		88,296,597
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		29,764
Cash overdraft due to Custodian		94,939
Liability for securities on loan—Note 1(c)		1,015,888
Payable for investment securities purchased		498,317
Payable for swap variation margin—Note 4		108,672
Payable for shares of Common Stock redeemed		47,000
Payable for futures variation margin—Note 4		36,315
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		5,082
Directors’ fees and expenses payable		1,284
Other accrued expenses		97,778
		1,935,039
Net Assets ($)		86,361,558
Composition of Net Assets ($):
Paid-in capital		102,773,473
Total distributable earnings (loss)		(16,411,915)
Net Assets ($)		86,361,558

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	943,696	79,619,194	5,748,405	50,263
Shares Outstanding	97,319	8,184,190	590,449	5,165
Net Asset Value Per Share ($)	9.70	9.73	9.74	9.73
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2025 (Unaudited)

Investment Income ($):
Income:
Interest	2,194,279
Dividends:
Affiliated issuers	38,845
Income from securities lending—Note 1(c)	10,468
Total Income	2,243,592
Expenses:
Management fee—Note 3(a)	134,745
Shareholder servicing costs—Note 3(b)	126,072
Professional fees	60,151
Registration fees	36,403
Pricing fees	24,213
Chief Compliance Officer fees—Note 3(b)	10,232
Prospectus and shareholders’ reports	7,756
Custodian fees—Note 3(b)	5,010
Directors’ fees and expenses—Note 3(c)	1,818
Loan commitment fees—Note 2	1,320
Miscellaneous	12,994
Total Expenses	420,714
Less—reduction in expenses due to undertaking—Note 3(a)	(157,154)
Net Expenses	263,560
Net Investment Income	1,980,032
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	147,448
Net realized gain (loss) on futures	(19,893)
Net realized gain (loss) on forward foreign currency exchange contracts	51,251
Net realized gain (loss) on swap agreements	(4,284)
Net Realized Gain (Loss)	174,522
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	458,523
Net change in unrealized appreciation (depreciation) on futures	(340,026)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	7,374
Net change in unrealized appreciation (depreciation) on swap agreements	6,407
Net Change in Unrealized Appreciation (Depreciation)	132,278
Net Realized and Unrealized Gain (Loss) on Investments	306,800
Net Increase in Net Assets Resulting from Operations	2,286,832
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024

Operations ($):
Net investment income	1,980,032	3,737,390
Net realized gain (loss) on investments	174,522	(1,911,978)
Net change in unrealized appreciation (depreciation) on investments	132,278	4,486,177
Net Increase (Decrease) in Net Assets Resulting from Operations	2,286,832	6,311,589
Distributions ($):
Distributions to shareholders:
Class A	(21,896)	(10,731)
Class D	(1,936,051)	(3,568,985)
Class I	(142,051)	(246,805)
Class Y	(1,239)	(2,040)
Total Distributions	(2,101,237)	(3,828,561)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	760,785	66,365
Class D	4,091,631	15,154,519
Class I	633,291	1,483,646
Distributions reinvested:
Class A	20,671	8,611
Class D	1,644,407	3,057,691
Class I	140,815	244,762
Cost of shares redeemed:
Class A	(90,318)	(161,755)
Class D	(15,810,718)	(27,135,501)
Class I	(1,111,884)	(2,170,145)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(9,721,320)	(9,451,807)
Total Increase (Decrease) in Net Assets	(9,535,725)	(6,968,779)
Net Assets ($):
Beginning of Period	95,897,283	102,866,062
End of Period	86,361,558	95,897,283

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024

Capital Share Transactions (Shares):
Class A
Shares sold	78,156	6,958
Shares issued for distributions reinvested	2,127	905
Shares redeemed	(9,319)	(16,916)
Net Increase (Decrease) in Shares Outstanding	70,964	(9,053)
Class D
Shares sold	420,429	1,587,897
Shares issued for distributions reinvested	168,595	319,522
Shares redeemed	(1,613,946)	(2,844,847)
Net Increase (Decrease) in Shares Outstanding	(1,024,922)	(937,428)
Class I
Shares sold	64,750	154,136
Shares issued for distributions reinvested	14,426	25,567
Shares redeemed	(113,519)	(226,976)
Net Increase (Decrease) in Shares Outstanding	(34,343)	(47,273)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
Class A Shares		2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.69	9.44	9.64	9.67
Investment Operations:
Net investment income (loss)(b)	.21	.36	.24	(.00 )(c)
Net realized and unrealized gain (loss) on investments	.02	.26	(.16 )	.00 (c)
Total from Investment Operations	.23	.62	.08	.00 (c)
Distributions:
Dividends from net investment income	(.22 )	(.37 )	(.28 )	(.03 )
Net asset value, end of period	9.70	9.69	9.44	9.64
Total Return (%)(d)	2.44 (e)	6.70	.76	.13 (e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97 (f)	.99	.94	1.17 (f)
Ratio of net expenses to average net assets	.65 (f)	.62	.65	.65 (f)
Ratio of net investment income (loss) to average net assets	4.35 (f)	3.79	2.73	(.20 )(f)
Portfolio Turnover Rate	23.51 (e)	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	944	255	334	1,655

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Exclusive of sales charge.
(e)	Not annualized.
(f)	Annualized.
See notes to financial statements.

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
Class D Shares		2024	2023	2022(a)	2021	2020
Per Share Data ($):
Net asset value, beginning of period	9.72	9.47	9.65	10.35	10.38	10.16
Investment Operations:
Net investment income(b)	.22	.37	.26	.14	.16	.22
Net realized and unrealized gain (loss) on investments	.02	.26	(.15 )	(.67 )	.02	.25
Total from Investment Operations	.24	.63	.11	(.53 )	.18	.47
Distributions:
Dividends from net investment income	(.23 )	(.38 )	(.29 )	(.16 )	(.19 )	(.25 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )	-
Total Distributions	(.23 )	(.38 )	(.29 )	(.17 )	(.21 )	(.25 )
Net asset value, end of period	9.73	9.72	9.47	9.65	10.35	10.38
Total Return (%)	2.46 (c)	6.75	1.51	(5.15)	1.78	4.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95 (d)	.91	.91	1.27	1.19	1.16
Ratio of net expenses to average net assets	.60 (d)	.57	.59	.64	.65	.65
Ratio of net investment income to average net assets	4.40 (d)	3.84	2.79	1.43	1.53	2.18
Portfolio Turnover Rate	23.51 (c)	68.59	46.00	43.43	127.20 (e)	98.18 (e)
Net Assets, end of period ($ x 1,000)	79,619	89,513	96,111	106,861	131,395	129,876

(a)	Effective May 6, 2022, Class P shares converted into Class D shares and Class P shares were terminated as a separate class of shares.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2021 and 2020 were 112.23% and 84.31%, respectively.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
Class I Shares		2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.73	9.48	9.66	9.67
Investment Operations:
Net investment income(b)	.23	.39	.28	.00 (c)
Net realized and unrealized gain (loss) on investments	.02	.26	(.15 )	.03
Total from Investment Operations	.25	.65	.13	.03
Distributions:
Dividends from net investment income	(.24 )	(.40 )	(.31 )	(.04 )
Net asset value, end of period	9.74	9.73	9.48	9.66
Total Return (%)	2.57 (d)	6.69	1.36	.29 (d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72 (e)	.67	.67	.95 (e)
Ratio of net expenses to average net assets	.40 (e)	.39	.39	.40 (e)
Ratio of net investment income to average net assets	4.60 (e)	4.03	2.99	.20 (e)
Portfolio Turnover Rate	23.51 (d)	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	5,748	6,078	6,372	5,973

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Not annualized.
(e)	Annualized.
See notes to financial statements.

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
Class Y Shares		2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.72	9.48	9.65	9.67
Investment Operations:
Net investment income(b)	.23	.39	.28	.01
Net realized and unrealized gain (loss) on investments	.02	.24	(.14 )	.01
Total from Investment Operations	.25	.63	.14	.02
Distributions:
Dividends from net investment income	(.24 )	(.39 )	(.31 )	(.04 )
Net asset value, end of period	9.73	9.72	9.48	9.65
Total Return (%)	2.57 (c)	6.84	1.46	.19 (c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72 (d)	.68	.69	.95 (d)
Ratio of net expenses to average net assets	.40 (d)	.37	.39	.40 (d)
Ratio of net investment income to average net assets	4.59 (d)	4.04	2.99	.58 (d)
Portfolio Turnover Rate	23.51 (c)	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	50	50	49	50

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Short Term Income Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VII, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class D shares are sold at net asset value per share generally to institutional investors and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Service Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of January 31, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held 5,165 of Class A shares and all of the outstanding Class Y shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures and forward foreign currency exchange contracts (“forwards contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	21,321,628	—	21,321,628
Collateralized Loan Obligations	—	4,834,740	—	4,834,740
Commercial Mortgage-Backed	—	4,605,360	—	4,605,360
Corporate Bonds and Notes	—	47,327,791	—	47,327,791
Foreign Governmental	—	853,886	—	853,886
U.S. Government Agencies Collateralized Mortgage Obligations	—	957,573	—	957,573
U.S. Government Agencies Mortgage-Backed	—	50,120	—	50,120
U.S. Treasury Securities	—	4,926,013	—	4,926,013
Investment Companies	2,025,434	—	—	2,025,434
	2,025,434	84,877,111	—	86,902,545
Other Financial Instruments:
Futures††	8,776	—	—	8,776
Forward Foreign Currency Exchange Contracts††	—	4,777	—	4,777
Swap Agreements††	—	6,407	—	6,407
	8,776	11,184	—	19,960
Liabilities ($)
Other Financial Instruments:
Futures††	(49,837)	—	—	(49,837)
Forward Foreign Currency Exchange Contracts††	—	(5,082)	—	(5,082)
	(49,837)	(5,082)	—	(54,919)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of January 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended January 31, 2025, BNY earned $1,426 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of January 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	4,411,080	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(4,411,080)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Portfolio Turnover Risk: The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended January 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended July 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $15,565,497 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2024. The fund has $5,275,664 of short-term capital losses and $10,289,833 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2024 were as follows: ordinary income $3,828,561. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Manage

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
ment and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended January 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2024 through November 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .40% of the value of the fund’s average daily net assets. On or after November 29, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $157,154 during the period ended January 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .15% of the value of the fund’s average daily net assets.
(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A shares and .20% of the value of the average daily net assets of Class D shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2025, Class A and Class D shares were charged $1,182 and $83,015, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2025, the fund was charged $23,678 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2025, the fund was charged $5,010 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2025, the fund was charged $1,600 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended January 31, 2025, the fund was charged $10,232 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $21,949, Shareholder Services Plan fees of $13,699, Custodian fees of $2,900, Chief Compliance Officer fees of $7,394 and Transfer Agent fees of $13,622, which are offset against an expense reimbursement currently in effect in the amount of $29,800.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended January 31, 2025, amounted to $19,598,040 and $31,775,061, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended January 31, 2025 is discussed below.
Deposits with Broker:The amount included in deposits held with broker represents cash balances that are held by a broker including collateral required for derivative contracts within Cash collateral held by broker in the Statement of Asset and Liabilities. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2025 are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2025 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at January 31, 2025 are set forth in the Statement of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fair value of derivative instruments as of January 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	8,776 (1)	Interest Rate Risk	(49,837)(1)
Foreign Exchange Risk	4,777 (2)	Foreign Exchange Risk	(5,082)(2)
Credit Risk	6,407 (3)	Credit Risk	-
Gross fair value of derivative contracts	19,960		(54,919)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(3)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended January 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Swap Agreements(3)	Total
Interest Rate	(19,893)	-	-	(19,893)
Foreign Exchange	-	51,251	-	51,251
Credit	-	-	(4,284)	(4,284)
Total	(19,893)	51,251	(4,284)	27,074

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(4)	Forward Contracts(5)	Swap Agreements(6)	Total
Interest Rate	(340,026)	-	-	(340,026)
Foreign Exchange	-	7,374	-	7,374
Credit	-	-	6,407	6,407
Total	(340,026)	7,374	6,407	(326,245)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net realized gain (loss) on swap agreements.
(4)	Net change in unrealized appreciation (depreciation) on futures.
(5)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(6)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At January 31, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	8,776	(49,837)
Forward contracts	4,777	(5,082)
Swap agreements	6,407	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Derivative Financial Instruments: (continued)	Assets ($)	Liabilities ($)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	19,960	(54,919)
Derivatives not subject to Master Agreements	(15,183)	49,837
Total gross amount of assets and liabilities subject to Master Agreements	4,777	(5,082)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of January 31, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
HSBC Securities (USA), Inc.	4,777	-	-	4,777

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(498)	-	-	(498)
J.P. Morgan Securities LLC	(4,584)	-	-	(4,584)
Total	(5,082)	-	-	(5,082)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended January 31, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Long	27,485,669
Interest Rate Futures Short	(1,201,228)
Forward Contracts:
Forward Contracts Purchased in USD	124,617
Forward Contracts Sold in USD	1,621,533
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended January 31, 2025:
Average Notional Value ($)
Swap Agreements:
Credit Default Swaps Sell Protection	122,857
At January 31, 2025, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $224,788, consisting of $941,585 gross unrealized appreciation and $1,166,373 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors held on August 14-15, 2024, the Board considered the renewal of the Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class D shares with the performance of a group of retail no-load short investment-grade debt funds and short-intermediate investment-grade debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional short investment-grade debt funds (the “Performance Universe”), all for various periods ended June 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load short investment-grade debt funds and short-intermediate investment-grade debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except for the three- and ten-year periods when the fund’s total return performance was below the Performance Group median, and was below the Performance Universe median for all periods, except for the one- and two-year periods when the fund’s total performance was above the Performance Universe median. The Board also considered that the fund’s yield performance was above or equal to the Performance Group for nine of the ten one-year periods and was below the Performance Universe medians for six of the ten one-year periods ended June 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense reimbursement arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and slightly higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.40% of the fund’s average daily net assets.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the fund’s relative performance.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0083NCSRSA0125

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VII, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 20, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)